Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and Other Receivables
8.	Trade and Other Receivables

(1)	Trade and other receivables as of December 31, 2022 and 2023 are as follows:

		2022
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	9,700,880	(196,829)	—	9,504,051
Other receivables		1,004,528	(44,388)	(2,369)	957,771

		10,705,408	(241,217)	(2,369)	10,461,822

Non-current assets
Trade receivables		197,955	(2,171)	—	195,784
Other receivables		2,033,705	(65,065)	(11,344)	1,957,296

		2,231,660	(67,236)	(11,344)	2,153,080

	￦	12,937,068	(308,453)	(13,713)	12,614,902

		2023
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	11,239,601	(230,058)	—	11,009,543
Other receivables		1,034,655	(53,683)	(4,780)	976,192

		12,274,256	(283,741)	(4,780)	11,985,735

Non-current assets
Trade receivables		207,668	(2,587)	—	205,081
Other receivables		2,080,830	(80,270)	(12,054)	1,988,506

		2,288,498	(82,857)	(12,054)	2,193,587

	￦	14,562,754	(366,598)	(16,834)	14,179,322

(2)	Other receivables as of December 31, 2022 and 2023 are as follows:

		2022
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	459,245	(41,293)	(21)	417,931
Accrued income		109,267	—	—	109,267
Deposits		289,580	—	(2,348)	287,232
Finance lease receivables (*1)		67,583	(1,802)	—	65,781
Others		78,853	(1,293)	—	77,560

		1,004,528	(44,388)	(2,369)	957,771

Non-current assets
Non-trade receivables		140,128	(52,696)	(182)	87,250
Accrued income		2,004	—	—	2,004
Deposits		459,861	—	(11,162)	448,699
Finance lease receivables (*2)		1,171,807	(2,703)	—	1,169,104
Others		259,905	(9,666)	—	250,239

		2,033,705	(65,065)	(11,344)	1,957,296

	￦	3,038,233	(109,453)	(13,713)	2,915,067

(*1)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,347 million.

(*2)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,024,927 million.

		2023
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	393,859	(49,626)	(53)	344,180
Accrued income		133,033	—	—	133,033
Deposits		317,541	(4)	(4,727)	312,810
Finance lease receivables (*1)		75,661	(2,761)	—	72,900
Others		114,561	(1,292)	—	113,269

		1,034,655	(53,683)	(4,780)	976,192

Non-current assets
Non-trade receivables		198,453	(54,182)	(102)	144,169
Accrued income		7,342	—	—	7,342
Deposits		441,721	(263)	(11,952)	429,506
Finance lease receivables (*2)		1,173,500	(2,495)	—	1,171,005
Others		259,814	(23,330)	—	236,484

		2,080,830	(80,270)	(12,054)	1,988,506

	￦	3,115,485	(133,953)	(16,834)	2,964,698

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,118 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦943,316 million.

(3)
Trade and other receivables are classified as financial assets at amortized cost and are measured using the effective interest rate method. No interest is accrued for trade receivables related to electricity for the duration between the billing date and the payment due dates. However once trade receivables are overdue, the Company imposes a monthly interest rate of 1.5% on the overdue trade receivables. The Company holds deposits of three months’ expected electricity usage for customers requesting temporary usage and customers with delinquent payments.

(4)	Aging analysis of trade receivables as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Trade receivables: (not overdue)	￦	9,509,775	11,120,582

Trade receivables: (impairment reviewed)		389,060	326,687

Less than 60 days		5,592	6,403
60 ~ 90 days		36,389	55,802
90 ~ 120 days		31,442	20,535
120 days ~ 1 year		99,655	58,350
Over 1 year		215,982	185,597

		9,898,835	11,447,269
Less: allowance for doubtful accounts		(199,000)	(232,645)

	￦	9,699,835	11,214,624

At the end of each reporting period, the Company assesses whether the credit to trade receivables is impaired. The Company recognizes loss allowances for trade receivables individually when there is any objective evidence that trade receivables are impaired and significant and classifies the trade receivables that are not individually assessed as the trade receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(5)	Aging analysis of other receivables as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Other receivables: (not overdue)	￦	2,857,253	2,857,337

Other receivables: (impairment reviewed)		180,980	258,148

Less than 60 days		92	5
60 ~ 90 days		13,643	27,634
90 ~ 120 days		2,982	727
120 days ~ 1 year		18,494	69,651
Over 1 year		145,769	160,131

		3,038,233	3,115,485
Less: allowance for doubtful accounts		(109,453)	(133,953)
Less: present value discount		(13,713)	(16,834)

	￦	2,915,067	2,964,698

At the end of each reporting period, the Company assesses whether the credit to other receivables is impaired. The Company recognizes loss allowances for other receivables individually when there is any objective evidence that other receivables are impaired and significant, and classifies the other receivables that are not individually assessed as the other receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021		2022		2023
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	208,990	132,379	205,339	82,710	199,000	109,453
Bad debt expense		19,039	18,411	27,078	4,220	68,385	24,290
Write-off		(21,809)	(58,762)	(26,319)	(1,103)	(26,109)	(4,472)
Reversal		(1,071)	(79)	(3,444)	(37)	(5,577)	(1,942)
Others		190	(9,239)	(3,654)	23,663	(3,054)	6,624

Ending balance	￦	205,339	82,710	199,000	109,453	232,645	133,953